Schedule of Inventory (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventory
Finished goods	₪ 60,468	₪ 50,140
Goods in process and dried inflorescence	45,001	89,993
Total inventory	₪ 105,469	₪ 140,133